LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2011 item	Sep. 30, 2013 item	Sep. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Loans
Number of Contracts		1	3	3	8
Pre-Modification Outstanding Recorded Investment		$ 257	$ 649	$ 636	$ 3,922
Post-Modification Outstanding Recorded Investment		257	649	636	3,922
Number of loans for which payment and interest rate were lowered			2	2	6
Number of loans for which payment was lowered				1	1
Number of loans for which the company and guarantor were released					1
Period after which past due loans are considered defaulted	89 days
Troubled Debt Restructurings that subsequently defaulted
Number of Contracts					5
Recorded Investment					715
Number of proper valuation methods used to review the allowance for loan losses	3				3
Nonaccrual
Loans
Number of Contracts				1	7
Pre-Modification Outstanding Recorded Investment				40	784
Post-Modification Outstanding Recorded Investment				40	784
Accrual
Loans
Number of Contracts				2	1
Pre-Modification Outstanding Recorded Investment				596	3,138
Post-Modification Outstanding Recorded Investment				596	3,138
Mortgage-commercial
Troubled Debt Restructurings that subsequently defaulted
Number of Contracts					4
Recorded Investment					704
Mortgage-commercial | Nonaccrual
Loans
Number of Contracts		1	1	1	5
Pre-Modification Outstanding Recorded Investment		257	53	40	741
Post-Modification Outstanding Recorded Investment		257	53	40	741
Mortgage-commercial | Accrual
Loans
Number of Contracts			2	2	1
Pre-Modification Outstanding Recorded Investment			596	596	3,138
Post-Modification Outstanding Recorded Investment			596	596	3,138
Commercial & Industrial
Troubled Debt Restructurings that subsequently defaulted
Number of Contracts					1
Recorded Investment					11
Commercial & Industrial | Nonaccrual
Loans
Number of Contracts					2
Pre-Modification Outstanding Recorded Investment					43
Post-Modification Outstanding Recorded Investment					$ 43